Loss Per Common Share	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loss Per Common Share
Loss Per Common Share

7. Loss Per Common Share

The Company presents the computation of earnings per share (“EPS”) on a basic basis. Basic EPS is computed by dividing net income or loss by the weighted average number of shares outstanding during the reported period. Diluted EPS is computed similarly to basic EPS, except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential additional common shares that were dilutive had been issued. Common shares are excluded from the calculation if they are determined to be anti-dilutive. The following table sets forth the weighted average number of common shares outstanding for each period presented.

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Weighted average number of common shares outstanding	7,003,599	7,003,599	7,003,599	6,819,771
Effect of dilutive securities:	-	-	-	-
Weighted average number of dilutive common shares outstanding	7,003,599	7,003,599	7,003,599	6,819,771

Basic and diluted loss per common share:
Continuing operations	$(0.33)	$(1.43)	$(0.67)	$(1.69)
Discontinued operations	-	-	-	-
Consolidated operations	$(0.33)	$(1.43)	$(0.67)	$(1.69)

Approximately 18,077 and 0 shares of the Company’s common stock issuable upon the exercise of stock options and warrants, and 26,740 and 0 shares of the Company’s common stock issuable upon the exercise of stock options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the three months ended June 30, 2023 and 2022, respectively.

Approximately 20,336 and 0 shares of the Company’s common stock issuable upon the exercise of stock options and warrants, and 27,682 and 0 shares of the Company’s common stock issuable upon the exercise of stock options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the six months ended June 30, 2023 and 2022, respectively.

13. Loss Per Common Share

The Company presents the computation of earnings per share (“EPS”) on a basic basis. Basic EPS is computed by dividing net income or loss by the weighted average number of shares outstanding during the reported period. Diluted EPS is computed similarly to basic EPS, except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential additional common shares that were dilutive had been issued. Common shares are excluded from the calculation if they are determined to be anti-dilutive. The following table sets forth the weighted average number of common shares outstanding for each period presented.

	Six months ended December 31,		Year ended June 30,
	2022	2021 (unaudited)	2022 (As Restated)	2021
Weighted average number of common shares outstanding	7,003,599	6,458,143	6,637,471	3,189,602
Effect of dilutive securities:	-	-	-	-
Weighted average number of dilutive common shares outstanding	7,003,599	6,458,143	6,637,471	3,189,602

Basic and diluted loss per common share:
Continuing operations	($0.58)	($0.33)	($2.06)	($0.97)
Discontinued operations	$0.00	$0.00	$0.00	($0.18)
Consolidated operations	($0.58)	($0.33)	($2.06)	($1.15)

Approximately 28,645 and 18,481 shares of the Company's common stock issuable upon the exercise of stock options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the six months ended December 31, 2022. Approximately 109,886 and 0 shares of the Company’s common stock issuable upon the exercise of options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the six months ended December 31, 2021 (unaudited).

Approximately 39,086 and 0 shares of the Company's common stock issuable upon the exercise of stock options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the year ended June 30, 2022. Approximately 88,691 and 0 shares of the Company's common stock issuable upon the exercise of stock options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the year ended June 30, 2021.